Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000018545
Account Value [Line Items]
Account Value	$ 32,326	$ 28,249	$ 23,442	$ 18,562	$ 23,454	$ 19,480	$ 15,730	$ 12,076	$ 13,364	$ 11,064	$ 10,000
C000018546
Account Value [Line Items]
Account Value	23,627	21,807	20,093	17,687	21,045	16,730	14,844	12,062	13,703	11,866	10,000
C000018547
Account Value [Line Items]
Account Value	20,627	16,035	15,602	13,420	15,433	13,699	13,037	10,890	12,793	10,236	10,000
C000018549
Account Value [Line Items]
Account Value	11,917	11,101	11,009	10,584	12,347	12,576	11,598	10,621	10,708	10,310	10,000
C000018548
Account Value [Line Items]
Account Value	14,205	13,081	12,898	11,667	15,932	12,526	13,209	10,859	11,518	10,302	10,000
C000047304
Account Value [Line Items]
Account Value	16,372	14,586	13,698	12,305	14,589	13,479	12,668	11,257	11,840	10,775	10,000
C000047305
Account Value [Line Items]
Account Value	19,449	16,918	15,453	13,494	16,132	14,271	13,256	11,384	12,214	10,905	10,000
C000047306
Account Value [Line Items]
Account Value	22,800	19,414	17,343	14,702	17,757	15,120	13,777	11,669	12,690	10,973	10,000
C000047307
Account Value [Line Items]
Account Value	24,184	20,414	18,051	15,103	18,346	15,339	14,168	11,798	13,030	11,085	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	39,030	33,255	26,708	21,108	26,101	20,640	17,063	12,983	13,636	11,205	10,000
Russell 3000® Index
Account Value [Line Items]
Account Value	38,012	32,448	26,209	20,808	25,754	20,495	16,954	12,940	13,656	11,274	10,000
MSCI World ex USA Net
Account Value [Line Items]
Account Value	22,708	17,222	16,449	13,947	16,273	14,449	13,430	10,964	12,762	10,275	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	12,199	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000
MSCI World Net Dividend Index
Account Value [Line Items]
Account Value	31,532	26,039	21,942	17,726	21,654	17,776	15,337	12,013	13,159	10,751	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	12,721	11,824	11,588	10,914	12,544	12,684	11,791	10,789	10,816	10,391	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	30,302	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	30,302	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	30,302	24,769	21,082	17,252	21,133	17,828	15,335	12,113	13,372	10,786	10,000
Russell 2000® Index
Account Value [Line Items]
Account Value	25,047	22,203	19,906	17,024	21,397	18,636	15,535	12,376	13,908	12,131	10,000
International Developed Markets Linked Benchmark
Account Value [Line Items]
Account Value	22,754	17,257	16,482	13,975	16,305	14,477	13,457	10,986	12,788	10,242	10,000
FTSE EPRA Nareit Developed Index NET
Account Value [Line Items]
Account Value	$ 13,770	$ 12,566	$ 12,450	$ 11,352	$ 15,153	$ 12,018	$ 13,212	$ 10,838	$ 11,485	$ 10,406	$ 10,000